CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 542,076	$ 82,737	¥ 856,567
Restricted cash	808	123	807
Short-term investments	260,245	39,721	238,000
Inventories, net	240	37	2,926
Loan receivables, net	99,965	15,258	113,111
Prepayments and other current assets	77,679	11,855	99,108
Amounts due from related parties	6,061	925	57
Total current assets	987,074	150,656	1,310,576
Non-current assets:
Property, equipment and software, net	10,780	1,645	14,109
Intangible assets, net	426,005	65,021	813,011
Goodwill	186,504	28,466	186,504
Investments	66,382	10,132	102,373
Other non-current assets	163,111	24,896	14,183
Total non-current assets	852,782	130,160	1,130,180
Total assets	1,839,856	280,816	2,440,756
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB852 and RMB721 as of March 31, 2020 and 2021, respectively. Note 1)	19,938	3,044	17,080
Salaries and welfare payable (including salaries and welfare payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB663 and RMB579 as of March 31, 2020 and 2021, respectively. Note 1)	4,349	664	6,032
Advances from customers (including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB74 and RMB77 as of March 31, 2020 and 2021, respectively. Note 1)	77	12	103
Taxes payable (including taxes payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB2,599 and RMB694 as of March 31, 2020 and 2021, respectively. Note 1)	1,558	238	6,342
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB1,323 and RMB1,329 as of March 31, 2020 and 2021, respectively. Note 1)	6,234	951	12,018
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB306,337 and RMB258,077 as of March 31, 2020 and 2021, respectively. Note 1)	333,127	50,845	393,536
Total current liabilities	365,283	55,754	435,111
Non-current liabilities:
Deferred tax liabilities	17,526	2,675	21,529
Other non-current liabilities	2,151	328	3,644
Total non-current liabilities	19,677	3,003	25,173
Total liabilities	384,960	58,757	460,284
Commitments and contingencies (Note 22)
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 10,456,075 and 216,972,050 shares as of March 31, 2020 and 2021, respectively)	(126,424)	(19,296)	(6,566)
Additional paid-in capital	9,458,643	1,443,671	9,431,740
Statutory reserves	3,331	508	2,630
Accumulated other comprehensive income	97,145	14,827	201,796
Accumulated deficit	(7,977,980)	(1,217,678)	(7,649,308)
Total shareholders' equity	1,454,896	222,059	1,980,472
Total liabilities and shareholders' equity	1,839,856	280,816	2,440,756
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	25	164
Total shareholders' equity	165		164
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	16	$ 2	16
Total shareholders' equity	¥ 16		¥ 16